Impairment of Goodwill and Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2012
Forecasted Inflation Rates Used in Cash Flow Projections

Forecasted inflation rates for the period 2013-2017 that were used in cash flow projections were as follows:

Region	2013	2014	2015	2016	2017
Russia	7%	6%	6%	6%	6%
USA	3%	2%	2%	2%	2%
Bulgaria	4%	4%	4%	4%	4%
Romania	4%	4%	4%	4%	4%
Other European countries	2%	2%	2%	2%	2%
Kazakhstan	7%	6%	6%	6%	6%
Ukraine	7%	6%	6%	6%	6%

Estimated Discount Rate in Nominal Terms on Weighted Average Cost of Capital Basis

Discount rates were estimated in nominal terms on the weighted average cost of capital basis. To discount cash flows projections, the Group used similar discount rates for Russia, Eastern Europe, Kazakhstan, and the USA, assuming that this approach reflected market rates for investments of a similar risk as of December 31, 2012 in these regions. These rates, estimated for each year for the forecasted period, are as follows:

	2013	2014	2015	2016	2017
Discount rate	10.49%	10.68%	10.74%	10.68%	10.51%

Goodwill Impairment Loss Recognized

According to the results of the impairment analysis of goodwill, an impairment loss of $368,919 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
DEMP	Steel	205,522
Ductil Steel S.A.	Steel	92,398
Cognor	Steel	62,118
SUNP	Ferroalloy	6,950
Nemunas	Steel	1,931

Total		368,919

Long-Lived Assets Impairment Loss Recognized

According to the results of the impairment analysis of long-lived assets, an impairment loss of $338,972 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
Ductil Steel S.A.	Steel	115,181
SUNP	Ferroalloy	94,249
Mechel Targoviste S.A.	Steel	48,806
Kazakhstansky Nickel Mining Company	Ferroalloy	22,679
Laminorul S.A	Steel	29,933
Mechel Campia Turzii S.A	Steel	19,727
Nemunas	Steel	8,397

Total		338,972

Segment Reporting Estimated Fair Value over Carrying Value and Goodwill Allocated to Reporting Units

According to the results of the impairment analysis of goodwill as of December 31, 2012, the following reporting units have the estimated fair values that are not substantially in excess of their carrying values and goodwill for such reporting units, if impaired, could materially impact the Group’s results:

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit
Kuzbass Power Sales Company (KPSC)	Power	2%	64,112